Fair Value - Changes In Fair Value (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Gain on fair value change, net	$ (226)	$ (13,078)	$ (6,511)	$ (18,426)	$ (24,290)	$ (7,155)	$ (1,750)
Sponsor Earn-out Liability
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Gain on fair value change, net	(225)	(12,771)	(6,364)	(13,113)	(18,819)	0	0
Private Warrants | Warrants to purchase common stock
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Gain on fair value change, net	(1)	(307)	(147)	(257)	(415)	0	0
Redeemable Convertible Preferred Stock Warrants | Warrants to purchase common stock
Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings [Line Items]
Gain on fair value change, net	$ 0	$ 0	$ 0	$ (5,056)	$ (5,056)	$ (7,155)	$ (1,750)